Post- Employment Benefits - Summary of Percentage of Assets Amount Contributed to Fair Value of Plan Assets (Detail)	Dec. 31, 2019
Percentage Of Assets Amount Contributed To Fair Value Of Plan Assets [Abstract]
Cash	0.80%
Bonds	62.50%
Shares	12.10%
Real estate	16.60%
Mortgages	8.00%
Alternative investments	0.00%
Total	100.00%